UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 87.42%
Alabama — 0.25%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.030%, VRD	6,900,000	6,900,000
University of Alabama Revenue (University Hospital), Series C,
0.040%, VRD	400,000	400,000

		7,300,000

Alaska — 1.50%
Alaska Bond Anticipation Notes,
1.000%, due 03/23/15	30,000,000	30,123,531
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project),
Series A,
0.030%, VRD	7,315,000	7,315,000
Series C,
0.030%, VRD	5,770,000	5,770,000

		43,208,531

Arizona — 0.09%
Pima County Industrial Development Authority (Tucson Electric Power Co.- Irvington Project), Series A,
0.060%, VRD	2,700,000	2,700,000

California — 5.56%
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A,
0.030%, VRD	1,200,000	1,200,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1,
0.030%, VRD	8,300,000	8,300,000
California State Revenue Anticipation Notes,
1.500%, due 06/22/15	40,000,000	40,401,435
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B,
0.030%, VRD	6,000,000	6,000,000
County of Riverside Tax & Revenue Anticipation Notes,
1.500%, due 06/30/15	4,000,000	4,041,218
Los Angeles County Tax & Revenue Anticipation Notes,
1.500%, due 06/30/15	6,000,000	6,061,604
Metropolitan Water District Southern California Revenue Refunding, Series A-2,
0.030%, VRD	3,480,000	3,480,000
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.030%, VRD	16,000,000	16,000,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A,
0.030%, VRD	10,300,000	10,300,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California — (concluded)
Santa Clara County Financing Authority Revenue (El Camino Hospital), Series A,
0.050%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B,
0.050%, VRD	4,755,000	4,755,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series A,
0.040%, VRD	12,820,000	12,820,000
Series B,
0.030%, VRD	7,080,000	7,080,000
Series C,
0.040%, VRD	2,465,000	2,465,000
Torrance Revenue (Torrance Memorial Medical Center), Series B,
0.030%, VRD	11,400,000	11,400,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A,
0.030%, VRD	15,700,000	15,700,000

		160,004,257

Colorado — 2.26%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-7,
0.030%, VRD	3,060,000	3,060,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical),
0.040%, VRD	520,000	520,000
Denver City & County Certificates of Participation Refunding, Series A1,
0.030%, VRD	15,275,000	15,275,000
Series A2,
0.030%, VRD	20,590,000	20,590,000
Series A3,
0.030%, VRD	19,220,000	19,220,000
El Paso County Revenue (YMCA Pikes Peak Region Project),
0.050%, VRD	6,335,000	6,335,000

		65,000,000

Connecticut — 0.87%
Hartford County Metropolitan District Bond Anticipation Notes, Series D,
1.000%, due 03/23/15	25,000,000	25,104,027

District of Columbia — 1.18%
District of Columbia Revenue (German Marshall Fund of United States),
0.040%, VRD	8,000,000	8,000,000
District of Columbia University Revenue Refunding (Georgetown University), Series B,
0.030%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1,
0.040%, VRD	1,825,000	1,825,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
District of Columbia — (concluded)
Metropolitan Washington, D.C. Airport Authority Airport System Revenue Subseries D-2,
0.050%, VRD	9,260,000	9,260,000

		34,135,000

Florida — 2.65%
Florida State Board of Education (Public Education Capital Outlay Bonds), Series E (Bank of America Austin Certificates, Series 2008-1059),
0.060%, VRD[1,2]	8,335,000	8,335,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C,
0.020%, VRD	36,510,000	36,510,000
JEA Water & Sewer System Revenue,
Subseries A-1,
0.040%, VRD	6,700,000	6,700,000
Subseries B-1,
0.060%, VRD	10,445,000	10,445,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E,
0.050%, VRD	4,500,000	4,500,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B,
0.040%, VRD	9,700,000	9,700,000

		76,190,000

Georgia — 2.11%
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.040%, VRD	10,200,000	10,200,000
Series B-2,
0.040%, VRD	30,575,000	30,575,000
Series C-4,
0.040%, VRD	19,885,000	19,885,000

		60,660,000

Idaho — 1.41%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/15	40,000,000	40,563,575

Illinois — 7.88%
City of Chicago (Neighborhoods Alive 21), Series B,
0.030%, VRD	32,535,000	32,535,000
City of Chicago, Series D-1,
0.030%, VRD	12,180,000	12,180,000
Chicago Sales Tax Revenue Refunding, Series D-2,
0.030%, VRD	27,500,000	27,500,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919,
0.040%, VRD[1,2]	9,900,000	9,900,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.060%, VRD	1,900,000	1,900,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (concluded)
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.050%, VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue (Methodist Medical Center), Series B,
0.050%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A,
0.050%, VRD	9,700,000	9,700,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project),
0.050%, VRD	5,675,000	5,675,000
Illinois Finance Authority Revenue (University of Chicago), Series B,
0.060%, VRD	9,496,000	9,496,000
Illinois Finance Authority Revenue (Wesleyan University),
0.050%, VRD	6,485,000	6,485,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.),
0.040%, VRD	25,145,000	25,145,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A,
0.040%, VRD	23,500,000	23,500,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C,
0.060%, VRD	7,673,000	7,673,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B,
0.010%, VRD	9,600,000	9,600,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-2D,
0.040%, VRD	7,800,000	7,800,000
Illinois State, Series B-4,
0.040%, VRD	5,000,000	5,000,000
Lombard Revenue (National University Health Sciences Project),
0.050%, VRD	6,370,000	6,370,000
South Suburban Joint Action Water Agency Revenue,
0.070%, VRD	5,550,000	5,550,000

		227,009,000

Indiana — 1.33%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project),
Series A-4,
0.040%, VRD	3,700,000	3,700,000
Series A-5,
0.010%, VRD	5,080,000	5,080,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D,
0.040%, VRD	3,165,000	3,165,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Indiana — (concluded)
Indiana Finance Authority Revenue (Ascension Health Senior Credit Group), Series E-4,
0.040%, VRD	6,000,000	6,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A,
0.060%, VRD	8,250,000	8,250,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured),
0.050%, VRD	8,000,000	8,000,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H,
0.040%, VRD	4,000,000	4,000,000

		38,195,000

Kansas — 0.73%
Kansas State Department of Transportation Highway Revenue, Series C-4,
0.040%, VRD	10,000,000	10,000,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project), (FNMA Insured),
0.050%, VRD	11,000,000	11,000,000

		21,000,000

Kentucky — 0.34%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc.),
0.050%, VRD	5,500,000	5,500,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust),
0.050%, VRD	2,375,000	2,375,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B,
0.050%, VRD	1,865,000	1,865,000

		9,740,000

Louisiana — 0.07%
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
0.040%, VRD	1,945,000	1,945,000

Maryland — 1.92%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A,
0.040%, VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue (DeMatha Catholic High School),
0.040%, VRD	8,230,000	8,230,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A,
0.030%, VRD	8,400,000	8,400,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Maryland — (concluded)
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue,
0.050%, VRD	2,905,000	2,905,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue, (Canterbury Apartments), Series A, (FNMA Insured),
0.050%, VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A,
0.040%, VRD	25,200,000	25,200,000

		55,390,000

Massachusetts — 0.55%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College),
0.050%, VRD	12,165,000	12,165,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series F3,
0.030%, VRD	3,820,000	3,820,000

		15,985,000

Michigan — 0.55%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project
0.030%, VRD	2,800,000	2,800,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F,
0.030%, VRD	8,475,000	8,475,000
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc. Project), Series A,
0.050%, VRD	4,590,000	4,590,000

		15,865,000

Minnesota — 0.33%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A,
0.040%, VRD	9,365,000	9,365,000

Mississippi — 3.48%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A,
0.030%, VRD	15,900,000	15,900,000
Series C,
0.010%, VRD	20,745,000	20,745,000
Series D,
0.030%, VRD	4,400,000	4,400,000
Series G,
0.010%, VRD	31,730,000	31,730,000
Series J,
0.040%, VRD	5,000,000	5,000,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project),
0.010%, VRD	22,500,000	22,500,000

		100,275,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Missouri — 2.83%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-1,
0.040%, VRD	7,000,000	7,000,000
Series C-3,
0.040%, VRD	3,800,000	3,800,000
Series C-5,
0.040%, VRD	30,100,000	30,100,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2,
0.010%, VRD	4,500,000	4,500,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series C,
0.010%, VRD	24,200,000	24,200,000
Series D,
0.010%, VRD	12,000,000	12,000,000

		81,600,000

Nebraska — 0.33%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A,
0.040%, VRD	9,500,000	9,500,000

New Hampshire — 0.79%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ),
0.060%, VRD[1,2]	8,825,000	8,825,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
0.040%, VRD	9,155,000	9,155,000
New Hampshire Health & Education Facilities Authority Revenue (River College),
0.060%, VRD	4,760,000	4,760,000

		22,740,000

New Jersey — 1.28%
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A,
0.040%, VRD	3,015,000	3,015,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project),
0.040%, VRD	2,825,000	2,825,000
New Jersey Economic Development Authority Revenue (Peddie School Project),
0.040%, VRD	4,800,000	4,800,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A,
0.040%, VRD	2,860,000	2,860,000
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University),
0.040%, VRD	9,360,000	9,360,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New Jersey — (concluded)
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
Series A-7,
0.040%, VRD	900,000	900,000
Series D,
0.030%, VRD	11,100,000	11,100,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A-3,
0.040%, VRD	2,060,000	2,060,000

		36,920,000

New Mexico — 0.28%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1,
0.030%, VRD	8,000,000	8,000,000

New York — 16.08%
Buffalo Municipal Water Finance Authority Revenue Refunding,
0.050%, VRD	5,070,000	5,070,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
0.040%, VRD	6,485,000	6,485,000
Grand Island Central School District Bond Anticipation Notes,
1.000%, due 12/04/14	15,000,000	15,019,147
Long Island Power Authority, Series D,
0.040%, VRD	6,590,000	6,590,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1,
0.030%, VRD	24,590,000	24,590,000
Nassau Health Care Corp. Revenue, Series B-1,
0.040%, VRD	7,700,000	7,700,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.040%, VRD	20,000,000	20,000,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments), Series A,
0.050%, VRD	2,010,000	2,010,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A,
0.070%, VRD	27,400,000	27,400,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5,
0.010%, VRD	30,150,000	30,150,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second Generation Resolution), Series A,
0.020%, VRD	11,630,000	11,630,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue,
Series C,
0.040%, VRD	1,700,000	1,700,000
Subseries F1A,
0.040%, VRD	27,820,000	27,820,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (continued)
New York City,
Series F, Subseries F-3,
0.050%, VRD	1,150,000	1,150,000
Subseries B-3,
0.040%, VRD	12,045,000	12,045,000
Subseries D-4,
0.030%, VRD	15,000,000	15,000,000
Subseries G-4,
0.030%, VRD	13,400,000	13,400,000
Subseries G-7,
0.030%, VRD	17,150,000	17,150,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C,
0.030%, VRD	5,000,000	5,000,000
Subseries A-4,
0.030%, VRD	2,000,000	2,000,000
0.010%, VRD	36,350,000	36,350,000
Subseries D-4,
0.030%, VRD	13,300,000	13,300,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A,
0.040%, VRD	12,375,000	12,375,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library),
Series A,
0.040%, VRD	4,615,000	4,615,000
Series B,
0.040%, VRD	2,575,000	2,575,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured),
0.050%, VRD	12,300,000	12,300,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A,
0.050%, VRD	16,285,000	16,285,000
Series A-2,
0.050%, VRD	12,700,000	12,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured),
0.040%, VRD	6,400,000	6,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Wagner College),
0.040%, VRD	5,795,000	5,795,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series C,
0.050%, VRD	3,900,000	3,900,000
New York State Housing Finance Agency Revenue (Maestro West Chelsea Housing), Series A,
0.050%, VRD	2,000,000	2,000,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (concluded)
New York State Housing Finance Agency Revenue (Gotham West Housing), Series A-2,
0.040%, VRD	13,205,000	13,205,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A,
0.050%, VRD	6,000,000	6,000,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-2,
0.050%, VRD	11,900,000	11,900,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured),
0.040%, VRD	4,700,000	4,700,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5,
0.040%, VRD	2,100,000	2,100,000
North Hempstead Township Bond Anticipation Notes, Series B,
0.500%, due 10/03/14	12,000,000	12,000,170
Onondaga County Industrial Development Agency (Syracuse University Project), Series B,
0.040%, VRD	8,775,000	8,775,000
Port Washington Union Free School District Tax Anticipation Notes,
0.500%, due 06/19/15	5,000,000	5,013,752
Saratoga County Capital Resource Corp. Revenue (Saratoga Hospital Project),
0.040%, VRD	2,950,000	2,950,000
Sewanhaka Central High School District of Elmont Bond Anticipation Notes,
1.000%, due 07/24/15	3,000,000	3,019,658
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A,
0.040%, VRD	1,450,000	1,450,000
Triborough Bridge & Tunnel Authority Revenue,
Series B,
0.050%, VRD	7,870,000	7,870,000
Series B-3,
0.030%, VRD	3,600,000	3,600,000

		463,087,727

North Carolina — 4.82%
Charlotte Water & Sewer System Revenue Refunding, Series C,
0.040%, VRD	21,190,000	21,190,000
Charlotte Water & Sewer System Revenue, Series B,
0.040%, VRD	5,900,000	5,900,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Hospital), Series E, (AGM Insured),
0.030%, VRD	12,000,000	12,000,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
North Carolina — (concluded)
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series H,
0.010%, VRD	51,445,000	51,445,000
Guilford County, Series B,
0.060%, VRD	3,345,000	3,345,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B,
0.040%, VRD	5,750,000	5,750,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A,
0.030%, VRD	15,070,000	15,070,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A,
0.070%, VRD	15,440,000	15,440,000
North Carolina State Refunding, Series E,
5.000%, due 05/01/15	6,075,000	6,248,534
University of North Carolina Hospital Chapel Hill Revenue, Series B,
0.050%, VRD	2,300,000	2,300,000

		138,688,534

Ohio — 4.54%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A,
0.040%, VRD	5,265,000	5,265,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.050%, VRD	9,535,000	9,535,000
Columbus Sewer Revenue, Series B,
0.030%, VRD	12,250,000	12,250,000
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A,
0.050%, VRD	480,000	480,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B,
0.040%, VRD	12,000,000	12,000,000
Ohio (Common Schools),
Series A,
0.040%, VRD	5,100,000	5,100,000
Series B,
0.040%, VRD	30,940,000	30,940,000
Series D,
0.040%, VRD	38,500,000	38,500,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139),
0.050%, VRD[1,2]	6,225,000	6,225,000
Ohio State University General Receipts,
0.030%, VRD	6,300,000	6,300,000
Series B,
0.040%, VRD	4,100,000	4,100,000

		130,695,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Oregon — 1.06%
Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects), Series A,
0.040%, VRD	8,145,000	8,145,000
Oregon State Tax Anticipation Notes, Series A,
2.000%, due 06/15/15	22,000,000	22,290,661

		30,435,661

Pennsylvania — 3.82%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University),
0.030%, VRD	2,000,000	2,000,000
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.),
0.030%, VRD	15,955,000	15,955,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship),
0.050%, VRD	3,550,000	3,550,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.030%, VRD	32,925,000	32,925,000
Emmaus General Authority Revenue, Subseries H-19,
0.040%, VRD	5,000,000	5,000,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C,
0.040%, VRD	5,470,000	5,470,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3,
0.040%, VRD	4,000,000	4,000,000
Philadelphia Gas Works Revenue Refunding, Series C,
0.040%, VRD	8,000,000	8,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.040%, VRD	21,045,000	21,045,000
Washington County Authority Revenue Refunding (University of Pennsylvania),
0.030%, VRD	8,720,000	8,720,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series B,
0.050%, VRD	3,395,000	3,395,000

		110,060,000

Rhode Island — 0.38%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology),
0.030%, VRD	4,275,000	4,275,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project),
0.030%, VRD	6,800,000	6,800,000

		11,075,000

South Carolina — 2.17%
Charleston County School District Bonds Anticipation Notes (Sales Tax Projects), Series B, (SCSDE Insured),
0.750%, due 05/06/15	30,000,000	30,106,771

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
South Carolina — (concluded)
Charleston County School District Bonds Anticipation Notes, Series A, (SCSDE Insured),
5.000%, due 11/04/14	20,000,000	20,090,429
Charleston County School District Tax Anticipation Notes, (SCSDE Insured),
1.250%, due 04/01/15	12,150,000	12,220,465

		62,417,665

South Dakota — 0.45%
South Dakota Health & Educational Facilities Authority Revenue (Regional Health),
0.040%, VRD	12,965,000	12,965,000

Tennessee — 0.40%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A,
0.070%, VRD	11,500,000	11,500,000

Texas — 7.23%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF), (FGIC Insured),
0.040%, VRD[1,2]	7,595,000	7,595,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.030%, VRD	5,100,000	5,100,000
Subseries C-2,
0.030%, VRD	6,220,000	6,220,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.030%, VRD	4,500,000	4,500,000
Series A-2,
0.030%, VRD	6,625,000	6,625,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.040%, VRD	8,440,000	8,440,000
Houston Airport System Revenue Refunding (Sub Lien),
0.060%, VRD	4,890,000	4,890,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B,
0.050%, VRD	23,765,000	23,765,000
Laredo (Morgan Stanley Floater Certificates), Series 2065, (NATL-RE Insured),
0.040%, VRD[1,2]	17,815,000	17,815,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project),
0.030%, VRD	4,450,000	4,450,000
Series A,
0.030%, VRD	10,400,000	10,400,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C,
0.040%, VRD	2,600,000	2,600,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (concluded)
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources), Series B,
0.040%, VRD	8,100,000	8,100,000
0.060%, VRD	9,300,000	9,300,000
Texas Tax & Revenue Anticipation Notes,
1.500%, due 08/31/15	43,000,000	43,537,272
University of Texas Permanent University (Funding System), Series A,
0.030%, VRD	25,000,000	25,000,000
University of Texas Revenues (Financing Systems), Series B,
0.030%, VRD	20,000,000	20,000,000

		208,337,272

Utah — 1.02%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C,
0.030%, VRD	2,090,000	2,090,000
Series D,
0.010%, VRD	8,170,000	8,170,000
Salt Lake City Corp. Tax & Revenue Anticipation Notes,
1.000%, due 06/30/15	19,000,000	19,125,716

		29,385,716

Virginia — 2.02%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A,
0.040%, VRD	4,300,000	4,300,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2,
0.040%, VRD	23,190,000	23,190,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A,
0.030%, VRD	13,725,000	13,725,000
Series D,
0.030%, VRD	600,000	600,000
Series F,
0.040%, VRD	16,350,000	16,350,000

		58,165,000

Washington — 2.03%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.050%, VRD[1,2]	5,000,000	5,000,000
King County Sewer Revenue (Junior Lien), Series A,
0.060%, VRD	23,000,000	23,000,000
Series B,
0.050%, VRD	21,950,000	21,950,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Washington — (concluded)
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project),
0.050%, VRD	8,600,000	8,600,000

		58,550,000

Wisconsin — 0.83%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B,
0.050%, VRD	16,060,000	16,060,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan System),
0.040%, VRD	7,910,000	7,910,000

		23,970,000

Total municipal bonds and notes (cost — $2,517,726,965)		2,517,726,965

Tax-exempt commercial paper — 12.53%
California — 1.08%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1,
0.120%, due 01/07/15	8,000,000	8,000,000
Los Angeles County Capital Asset Lease,
0.080%, due 12/09/14	23,000,000	23,000,000

		31,000,000

Connecticut — 1.49%
Yale University,
0.060%, due 10/14/14	17,775,000	17,775,000
0.070%, due 11/06/14	14,060,000	14,060,000
0.070%, due 11/07/14	11,100,000	11,100,000

		42,935,000

Illinois — 0.28%
Illinois Educational Facilities Authority Revenue,
0.080%, due 10/03/14	8,091,000	8,091,000

Maryland — 2.56%
Johns Hopkins University,
0.070%, due 10/06/14	7,145,000	7,145,000
0.070%, due 11/13/14	17,700,000	17,700,000
Montgomery County,
0.080%, due 10/07/14	12,000,000	12,000,000
0.080%, due 10/15/14	17,000,000	17,000,000
0.070%, due 11/05/14	20,000,000	20,000,000

		73,845,000

Minnesota — 1.76%
Mayo Clinic,
0.080%, due 12/02/14	20,600,000	20,600,000
0.080%, due 12/08/14	30,000,000	30,000,000

		50,600,000

Missouri — 0.52%
Curators University,
0.070%, due 10/03/14	15,000,000	15,000,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (concluded)
New York — 0.40%
Metropolitan Transportation Authority,
0.090%, due 02/12/15	11,500,000	11,500,000

North Carolina — 0.28%
Duke University,
0.110%, due 12/18/14	8,000,000	8,000,000

Tennessee — 0.87%
Vanderbilt University,
0.120%, due 11/04/14	12,000,000	12,000,000
0.120%, due 12/16/14	13,000,000	13,000,000

		25,000,000

Texas — 0.97%
Dallas Area Rapid Transit,
0.080%, due 10/22/14	10,000,000	10,000,000
0.100%, due 02/05/15	10,000,000	10,000,000
University of Texas,
0.070%, due 10/08/14	8,000,000	8,000,000

		28,000,000

Virginia — 1.54%
University of Virginia,
0.080%, due 12/04/14	22,000,000	22,000,000
0.080%, due 12/09/14	22,450,000	22,450,000

		44,450,000

Washington — 0.78%
University of Washington,
0.110%, due 12/04/14	15,000,000	15,000,000
0.110%, due 12/05/14	7,500,000	7,500,000

		22,500,000

Total tax-exempt commercial paper (cost — $360,921,000)		360,921,000

Total investments (cost — $2,878,647,965 which approximates cost for federal income tax purposes) — 99.95%		2,878,647,965

Other assets in excess of liabilities — 0.05%		1,458,163
Net assets (applicable to 2,880,038,697 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		2,880,106,128

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	2,517,726,965	—	2,517,726,965
Tax-exempt commercial paper	—	360,921,000	—	360,921,000

Total	—	2,878,647,965	—	2,878,647,965

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 33 days

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.21% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NATL-RE	National Reinsurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2014 and reset periodically.

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2014.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 28, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: November 28, 2014